Equity - Issued Capital (Tables)	6 Months Ended
Jun. 30, 2025
Equity - Issued Capital [Abstract]
Schedule of Equity - Issued Capital
Consolidated
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	Shares	Shares	$	$
	Unaudited		Unaudited

Ordinary shares - fully paid	2,072,377,143	2,059,298,968	34,993,134	34,837,206

Schedule of Movements in Spare Share Capital

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	December 31, 2024	2,059,298,968		34,837,206
Issue of ATM sale transactions shares, net of sales agent fees (*)	February 2025	2,078,175	$0.01	21,607
Issue of shares under service agreement (**)	February 4, 2025	11,000,000	$0.01	100,000
Capital raising costs		-		(61,787)
Expiry of options		-		96,108

Balance	June 30, 2025	2,072,377,143		34,993,134

(*)

On February 3, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent ADSs having an aggregate offering price of up to $10 million.

As of June 30, 2025, the Company sold 7,557 ADSs under the Sales Agreement, at an average sales price of $2.95, for gross proceeds of $22,275, net of sales cash commission of $668.

(**)	On November 1, 2022, the Company entered investor relations service agreement (“IR Agreement”) pursuant to which part of the compensation was to be paid as equity. On February 4, 2025 (the “Approval Date”), in connection with the IR Agreement’s compensation terms, the board of directors of the Company approved the issuance of 11,000,000 ordinary shares, representing 40,000 ADSs, representing a total value of $100,000 based on the closing share price of the Company’s ADSs on the Approval Date of $2.50 per ADS.